Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Accounting Policies
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
THE PNC FINANCIAL SERVICES GROUP, INC.

BUSINESS
The PNC Financial Services Group, Inc. (PNC) is one of the largest diversified financial services companies in the United States (U.S.) and is headquartered in Pittsburgh, Pennsylvania.
We have businesses engaged in retail banking, including residential mortgage, corporate and institutional banking and asset management, providing many of our products and services nationally. Our retail branch network is located primarily in markets across the Mid-Atlantic, Midwest and Southeast. We also have strategic international offices in four countries outside the U.S.
NOTE 1 ACCOUNTING POLICIES
Basis of Financial Statement Presentation
Our consolidated financial statements include the accounts of the parent company and its subsidiaries, most of which are wholly-owned, certain partnership interests, and variable interest entities.
We prepared these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). We have eliminated intercompany accounts and transactions.
We have also considered the impact of subsequent events on these consolidated financial statements.
Use of Estimates
We prepared these consolidated financial statements using financial information available at the time of preparation, which requires us to make estimates and assumptions that affect the amounts reported. Our most significant estimates pertain to our fair value measurements and allowances for loan and lease losses and unfunded loan commitments and letters of credit. Actual results may differ from the estimates and the differences may be material to the consolidated financial statements.

Discontinued Operations

A disposal of an asset or business that meets the criteria for held for sale classification is reported as discontinued operations when the disposal represents a strategic shift that has had, or will have a major effect on our operating results. We report an asset as held for sale when management has approved or received approval to sell the asset and is committed to a formal plan, the asset is available for immediate sale, the asset is being actively marketed, the sale is anticipated to occur during the ensuing year, and certain other specified criteria are met. An asset classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the asset exceeds its estimated fair value, the asset is written down to its fair value upon the held for sale designation. Our BlackRock held for sale asset is recorded at its carrying amount as we accounted for this investment under the equity method of accounting and the fair value of the asset exceeded the carrying value at each balance sheet date.

When presenting discontinued operations, assets classified as held for sale are segregated in the Consolidated Balance Sheet commencing in the period in which the asset meets all of the held for sale criteria described above and prior periods are recast. The results of discontinued operations are reported in Discontinued Operations in the Consolidated Statement of Income for current and prior periods commencing in the period in which the asset or business is either disposed of or is classified as held for sale, including any gain or loss recognized on sale or adjustment of the carrying amount to fair value less cost to sell.

Variable Interest Entities
A variable interest entity (VIE) is a corporation, partnership, limited liability company, or any other legal structure used to conduct activities or hold assets generally that either:

•	Does not have equity investors with voting rights that can directly or indirectly make decisions about the entity’s activities through those voting rights or similar rights; or

•	Has equity investors that do not provide sufficient equity for the entity to finance its activities without additional subordinated financial support.
A VIE often holds financial assets, including loans or receivables, real estate or other property.
VIEs are assessed for consolidation under ASC 810 – Consolidation when we hold a variable interest in these entities. We consolidate a VIE if we are its primary beneficiary. The primary beneficiary of a VIE is determined to be the party that meets both of the following criteria: (i) has the power to make decisions that most significantly affect the economic performance of the VIE; and (ii) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Upon consolidation of a VIE, we recognize all of the VIE’s assets, liabilities and noncontrolling interests on our Consolidated Balance Sheet. On a quarterly basis, we determine whether any changes occurred requiring a reassessment of whether we are the primary beneficiary of an entity.
See Note 3 Loan Sale and Servicing Activities and Variable Interest Entities for information about VIEs that we consolidate as well as those that we do not consolidate but in which we hold a significant variable interest.
Revenue Recognition
We earn interest and noninterest income from various sources, including:

•	Lending;

•	Securities portfolio;

•	Asset management;

•	Customer deposits;

•	Loan sales, loan securitizations, and servicing;

•	Brokerage services;

•	Sale of loans and securities;

•	Certain private equity activities; and

•	Securities, derivatives and foreign exchange activities.
In addition, we earn fees and commissions from:

•	Issuing loan commitments, standby letters of credit and financial guarantees;

•	Deposit account services;

•	Merchant services;

•	Selling various insurance products;

•	Providing treasury management services;

•	Providing merger and acquisition advisory and related services;

•	Debit and credit card transactions; and

•	Participating in certain capital markets transactions.
Service charges on deposit accounts are recognized when earned. Brokerage fees and gains and losses on the sale of securities and certain derivatives are recognized on a trade-date basis.
We record private equity income or loss based on changes in the valuation of the underlying investments or when we dispose of our interest.
We recognize gain/(loss) on changes in the fair value of certain financial instruments where we have elected the fair value option. These financial instruments include certain commercial and residential mortgage loans originated for sale, certain residential mortgage portfolio loans and resale agreements. We also recognize gain/(loss) on changes in the fair value of residential and commercial mortgage servicing rights (MSRs).
We recognize revenue from servicing residential mortgages, commercial mortgages and other consumer loans for others as earned based on the specific contractual terms. These revenues are reported on the Consolidated Income Statement in the line items Residential mortgage, Corporate services and Consumer services. We recognize revenue from securities, derivatives and foreign exchange customer-related trading, as well as securities underwriting activities, as these transactions occur or as services are provided. We generally recognize gains from the sale of loans upon meeting the derecognition criteria for transfers of financial assets. Mortgage revenue recognized is reported net of mortgage repurchase reserves.
For the fee-based revenue within the scope of ASC Topic 606 - Revenue from Contracts with Customers, revenue is recognized when or as those services are transferred to the customer. See Note 24 Fee-Based Revenue from Contracts with Customers for additional information related to revenue within the scope of Topic 606.

Cash and Cash Equivalents

Cash and due from banks are considered cash and cash equivalents for financial reporting purposes because they represent a primary source of liquidity.

Investments
We hold interests in various types of investments. The accounting for these investments is dependent on a number of factors including, but not limited to, items such as:

•	Ownership interest;

•	Our plans for the investment; and

•	The nature of the investment.

Debt Securities
Debt securities are recorded on a trade-date basis. We classify debt securities as held to maturity and carry them at amortized cost if we have the positive intent and ability to hold the securities to maturity. Debt securities that we purchase for certain risk management activities or customer-related trading activities are carried at fair value and classified as trading securities and are reported in the Other assets line item on our Consolidated Balance Sheet. Realized and unrealized gains and losses on trading securities are included in Other noninterest income.
Debt securities not classified as held to maturity or trading are designated as securities available for sale and carried at fair value with unrealized gains and losses, net of income taxes, reflected in Accumulated other comprehensive income (AOCI).

On at least a quarterly basis, we review all debt securities that are in an unrealized loss position for other than temporary impairment (OTTI). An investment security is deemed impaired if the fair value of the investment is less than its amortized cost. Amortized cost includes adjustments (if any) made to the cost basis of an investment for accretion, amortization, previous other-than-temporary impairments and hedging gains and losses. After an investment security is determined to be impaired, we evaluate whether the decline in value is other-than-temporary. Declines in the fair value of available for sale and held to maturity debt securities that are deemed other-than-temporary and are attributable to credit deterioration are recognized in Other noninterest income on our Consolidated Income Statement in the period in which the determination is made. Declines in fair value which are deemed other-than-temporary and attributable to factors other than credit deterioration are recognized in AOCI on our Consolidated Balance Sheet.
We include all interest on debt securities, including amortization of premiums and accretion of discounts on investment securities, in net interest income using the constant effective yield method generally calculated over the contractual lives of the securities. Effective yields reflect either the effective interest rate implicit in the security at the date of acquisition or the effective interest rate determined based on improved cash flows subsequent to impairment. We compute gains and losses realized on the sale of available for sale debt securities on a specific security basis. These securities gains/(losses) are included in Other noninterest income on the Consolidated Income Statement.
Equity Securities and Partnership Interests
We account for equity securities, equity investments, private equity investments, and investments in limited partnerships, limited liability companies and other investments that are not required to be consolidated under one of the following methods:

•
We use the equity method for general and limited partner ownership interests and limited liability companies in which we are considered to have significant influence over the operations of the investee. Under the equity method, we record our equity ownership share of net income or loss of the investee in Noninterest income and any dividends received on equity method investments are recorded as a reduction to the investment balance. When an equity investment experiences an other-than-temporary decline in value, we may be required to record a loss on the investment.

•
We measure equity securities that have a readily determinable fair value at fair value through Net income. Both realized and unrealized gains and losses are included in Noninterest income. Dividend income on these equity securities is included in Other interest income on our Consolidated Income Statement.

•
We generally use the practicability exception to fair value measurement for all other investments without a readily determinable fair value. When we elect this alternative measurement method, the carrying value is adjusted for impairment, if any, plus or minus changes in value resulting from observable price changes in orderly transactions for identical or similar instruments of the same issuer. These investments are written down to fair value if a qualitative assessment indicates impairment and the fair value is less than the carrying value. The amount of the write-down is accounted for as a loss included in Noninterest income. Distributions received on these investments are included in Noninterest income.

Investments described above are included in Equity investments on our Consolidated Balance Sheet.
Private Equity Investments
We report private equity investments, which include direct investments in companies, affiliated partnership interests and indirect investments in private equity funds, at estimated fair value. These estimates are based on available information and may not necessarily represent amounts that we will ultimately realize through distribution, sale or liquidation of the investments. Fair values of publicly-traded direct investments are determined using quoted market prices and are subject to various discount factors arising from security level restrictions, when appropriate. The valuation procedures applied to direct investments and indirect investments are detailed in Note 7 Fair Value. We include all private equity investments within Equity investments on our Consolidated Balance Sheet. Changes in fair value of private equity investments are recognized in Other noninterest income.
We consolidate affiliated partnerships when we have determined that we have control of the partnership or are the primary beneficiary if the entity is a VIE. The portion we do not own is reflected in Noncontrolling interests on our Consolidated Balance Sheet.
Loans
Loans are classified as held for investment when management has both the intent and ability to hold the loan for the foreseeable future, or until maturity or payoff. Management’s intent and view of the foreseeable future may change based on changes in business strategies, the economic environment, market conditions and the availability of government programs.
Measurement of delinquency status is based on the contractual terms of each loan. Loans that are 30 days or more past due in terms of payment are considered delinquent.
Except as described below, loans held for investment are stated at recorded investment, which represents the principal amounts outstanding, net of unearned income, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans. Interest on performing loans (excluding interest on purchased impaired loans, which is further discussed below) is accrued based on the principal amount outstanding and recorded in Interest income as earned using the constant effective yield method. Loan origination fees, direct loan origination costs, and loan premiums and discounts are deferred and accreted or amortized into Net interest income using the constant effective yield method, over the contractual life of the loan.
In addition to originating loans, we also acquire loans through portfolio purchases or acquisitions of other financial services companies. For certain acquired loans that have experienced a deterioration of credit quality, we follow the guidance contained in ASC 310-30 – Loans and Debt Securities Acquired with Deteriorated Credit Quality. Under this guidance, acquired purchased impaired loans are to be recorded at fair value without the carryover of any existing valuation allowances. When evidence of credit quality deterioration and evidence that it is probable that we will be unable to collect all contractual amounts due exist, we consider the loans to be purchased credit impaired and we estimate the amount and timing of undiscounted expected cash flows at acquisition for each loan either individually or on a pool basis. The excess of undiscounted cash flows expected to be collected on a purchased impaired loan (or pool of loans) over its carrying value represents the accretable yield which is recognized into interest income over the remaining life of the loan (or pool of loans) using the constant effective yield method. Subsequent decreases in expected cash flows that are attributable, at least in part, to credit quality are recognized as impairments through a charge to the provision for credit losses resulting in an increase in the Allowance for Loan and Lease Losses (ALLL). Subsequent increases in expected cash flows are recognized as a provision recapture of previously recorded ALLL or prospectively through an adjustment of the loan’s or pool’s yield over its remaining life.
Loans Held for Sale
We designate loans as held for sale when we have the intent to sell them. We transfer loans to the Loans held for sale category at the lower of cost or estimated fair value less cost to sell. At the time of transfer, write-downs on the loans are recorded as charge-offs. We establish a new cost basis upon transfer. Any subsequent lower-of-cost-or-market adjustment is determined on an individual loan basis and is recognized as a valuation allowance with any charges included in Other noninterest income.
We have elected to account for certain commercial and residential mortgage loans held for sale at fair value. The changes in the fair value of the commercial mortgage loans are measured and recorded in Other noninterest income while the residential mortgage loans are measured and recorded in Residential mortgage noninterest income each period. See Note 7 Fair Value for additional information.
Interest income with respect to loans held for sale is accrued based on the principal amount outstanding and the loan’s contractual interest rate.
In certain circumstances, loans designated as held for sale may be transferred to held for investment based on a change in strategy. We transfer these loans at the lower of cost or estimated fair value; however, any loans originated or purchased for held for sale and designated at fair value remain at fair value for the life of the loan.
Leases
We provide financing for various types of equipment, including aircraft, energy and power systems, and vehicles through a variety of lease arrangements. Direct financing leases are carried at the aggregate of lease payments plus estimated residual value of the leased equipment, less unearned income. Leveraged leases, a form of financing leases, are carried net of nonrecourse debt. We recognize income over the term of the lease using the constant effective yield method. Lease residual values are reviewed for impairment at least annually. Gains or losses on the sale of leased assets are included in Other noninterest income while valuation adjustments on lease residuals are included in Other noninterest expense.
We adopted Accounting Standards Update (ASU) 2016-02 – Leases as of January 1, 2019 and recognized lease liabilities and right-of-use (ROU) assets of $2.1 billion and $2.0 billion, respectively. In addition, we recognized a one-time pre-tax adjustment of $83 million to retained earnings, related primarily to deferred gains on previous sale-leaseback transactions.
Loan Sales, Loan Securitizations and Retained Interests
We recognize the sale of loans or other financial assets when the transferred assets are legally isolated from our creditors and the appropriate accounting criteria are met. We have sold mortgage and other loans through securitization transactions. In a securitization, financial assets are transferred into trusts or to special purpose entities (SPEs) in transactions to effectively legally isolate the assets from us.
In a securitization, the trust or SPE issues beneficial interests in the form of senior and subordinated securities backed or collateralized by the assets sold to the trust. The senior classes of the asset-backed securities typically receive investment grade credit ratings at the time of issuance. These ratings are generally achieved through the creation of lower-rated subordinated classes of asset-backed securities, as well as subordinated or residual interests. In certain cases, we may retain a portion or all of the securities issued, interest-only strips, one or more subordinated tranches, servicing rights and, in some cases, cash reserve accounts. Securitized loans are removed from the balance sheet and a net gain or loss is recognized in Noninterest income at the time of initial sale. Gains or losses recognized on the sale of the loans depend on the fair value of the loans sold and the retained interests at the date of sale. We generally estimate the fair value of the retained interests based on the present value of future expected cash flows using assumptions as to discount rates, interest rates, prepayment speeds, credit losses and servicing costs, if applicable.
With the exception of loan sales to certain U.S. government-chartered entities, our loan sales and securitizations are generally structured without recourse to us except for representations and warranties and with no restrictions on the retained interests. We originate, sell and service commercial mortgage loans under the Federal National Mortgage Association (FNMA) Delegated Underwriting and Servicing (DUS) program. Under the provisions of the DUS program, we participate in a loss-sharing arrangement with FNMA. When we are obligated for loss-sharing or recourse, our policy is to record such liabilities initially at fair value and subsequently reserve for estimated losses in accordance with guidance contained in applicable GAAP.

Commercial Lending
Loans Classified as Nonperforming and Accounted for as Nonaccrual
•  Loans accounted for at amortized cost where:
–  The loan is 90 days or more past due.
–  The loan is rated substandard or worse due to the determination that full collection of principal and interest is not probable as demonstrated by the following conditions:
•  The collection of principal or interest is 90 days or more past due;
•  Reasonable doubt exists as to the certainty of the borrower’s future debt service ability, according to the terms of the credit arrangement, regardless of whether 90 days have passed or not;
•  The borrower has filed or will likely file for bankruptcy;
•  The bank advances additional funds to cover principal or interest;
•  We are in the process of liquidating a commercial borrower; or
•  We are pursuing remedies under a guarantee.

Loans Excluded from Nonperforming Classification but Accounted for as Nonaccrual
•  Loans accounted for under the fair value option and full collection of principal and interest is not probable.
•  Loans accounted for at the lower of cost or market less costs to sell (held for sale) and full collection of principal and interest is not probable.

Loans Excluded from Nonperforming Classification and Nonaccrual Accounting	• Loans that are well secured and in the process of collection.

Consumer Lending
Loans Classified as Nonperforming and Accounted for as Nonaccrual
•  Loans accounted for at amortized cost where full collection of contractual principal and interest is not deemed probable as demonstrated in the policies below:
–  The loan is 90 days past due for home equity and installment loans, and 180 days past due for well secured residential real estate loans;
–  The loan has been modified and classified as a troubled debt restructuring (TDR);
–  Notification of bankruptcy has been received;
–  The bank holds a subordinate lien position in the loan and the first lien mortgage loan is seriously stressed (i.e., 90 days or more past due);
–  Other loans within the same borrower relationship have been placed on nonaccrual or charge-offs have been taken on them;
–  The bank has ordered the repossession of non-real estate collateral securing the loan; or
–  The bank has charged-off the loan to the value of the collateral.

Loans Excluded from Nonperforming Classification but Accounted for as Nonaccrual
•  Loans accounted for under the fair value option and full collection of principal and interest is not probable.
•  Loans accounted for at the lower of cost or market less costs to sell (held for sale) and full collection of principal and interest is not probable.

Loans Excluded from Nonperforming Classification and Nonaccrual Accounting
•  Purchased impaired loans because interest income is accreted through the accounting model.
•  Certain government insured loans where substantially all principal and interest is insured.
•  Residential real estate loans that are well secured and in the process of collection.
•  Consumer loans and lines of credit, not secured by residential real estate or automobiles, as permitted by regulatory guidance.

See Note 4 Asset Quality in this Report for additional detail on nonperforming assets and asset quality indicators for commercial and consumer loans.

Commercial Lending
We generally charge off Commercial Lending (Commercial, Commercial Real Estate, and Equipment Lease Financing) nonperforming loans when we determine that a specific loan, or portion thereof, is uncollectible. This determination is based on the specific facts and circumstances of the individual loans. In making this determination, we consider the viability of the business or project as a going concern, the past due status when the asset is not well-secured, the expected cash flows to repay the loan, the value of the collateral, and the ability and willingness of any guarantors to perform.

Additionally, in general, for smaller commercial loans of $1 million or less, a partial or full charge-off occurs at 120 days past due for term loans and 180 days past due for revolvers. Certain small business credit card balances that are placed on nonaccrual status when they become 90 days or more past due are charged-off at 180 days past due.

Consumer Lending
Home equity installment loans, home equity lines of credit, and residential real estate loans that are not well-secured and in the process of collection are charged-off at no later than 180 days past due. At that time, the basis in the loan is reduced to the fair value of the collateral less costs to sell. In addition to this policy, the bank recognizes a charge-off on a secured consumer loan when:

•	The bank holds a subordinate lien position in the loan and a foreclosure notice has been received on the first lien loan;

•
The bank holds a subordinate lien position in the loan which is 30 days or more past due with a combined loan to value ratio of greater than or equal to 110% and the first lien loan is seriously stressed (i.e., 90 days or more past due);

•	The loan is modified or otherwise restructured in a manner that results in the loan becoming collateral dependent;

•	Notification of bankruptcy has been received within the last 60 days;

•	The borrower has been discharged from personal liability through Chapter 7 bankruptcy and has not formally reaffirmed his or her loan obligation to us; or

•	The collateral securing the loan has been repossessed and the value of the collateral is less than the recorded investment of the loan outstanding.

For loans that continue to meet any of the above policies, collateral values are updated annually and subsequent declines in collateral values are charged-off resulting in incremental provision for credit loss.
Most consumer loans and lines of credit, not secured by residential real estate, are charged off after 120-180 days past due.
Accounting for Nonperforming Assets and Leases and Other Nonaccrual Loans
For accrual loans, interest income is accrued on a daily basis and certain fees and costs are deferred upon origination and recognized in income over the term of the loan utilizing an effective yield method. For nonaccrual loans, interest income accrual and deferred fee/cost recognition is discontinued. Additionally, the current year accrued and uncollected interest is reversed through Net interest income and prior year accrued and uncollected interest is charged-off. Nonaccrual loans may also be charged-off to reduce the basis to the fair value of collateral less costs to sell.
If payment is received on a nonaccrual loan, generally the payment is first applied to the recorded investment; payments are then applied to recover any charged-off amounts related to the loan. Finally, if both recorded investment and any charge-offs have been recovered, then the payment will be recorded as interest income. For certain nonaccrual consumer loans, the receipt of interest payments is recognized as interest income on a cash basis. Cash basis income recognition is applied if a loan’s recorded investment is deemed fully collectible and the loan has performed under contractual terms for at least six months.
For TDRs, payments are applied based upon their contractual terms unless the related loan is deemed non-performing. TDRs are generally included in nonperforming and nonaccrual loans. However, after a reasonable period of time in which the loan performs under restructured terms and meets other performance indicators, it is returned to performing/accruing status. This return to performing/accruing status demonstrates that the bank expects to collect all of the loan’s remaining contractual principal and interest. TDRs resulting from i) borrowers that have been discharged from personal liability through Chapter 7 bankruptcy and have not formally reaffirmed their loan obligations to us and ii) borrowers that are not currently obligated to make both principal and interest payments under the restructured terms are not returned to accrual status.
Other nonaccrual loans are generally not returned to accrual status until the borrower has performed in accordance with the contractual terms and other performance indicators for at least six months, the period of time which was determined to demonstrate the expected collection of the loan’s remaining contractual principal and interest. When a nonperforming loan is returned to accrual status, it is then considered a performing loan.
See Note 4 Asset Quality and Note 5 Allowance for Loan and Lease Losses in this Report for additional TDR information.
Foreclosed assets consist of any asset seized or property acquired through a foreclosure proceeding or acceptance of a deed-in-lieu of foreclosure. Other real estate owned comprises principally commercial and residential real estate properties obtained in partial or total satisfaction of loan obligations. After obtaining a foreclosure judgment, or in some jurisdictions the initiation of proceedings under a power of sale in the loan instruments, the property will be sold. When we are awarded title or completion of deed-in-lieu of foreclosure, we transfer the loan to foreclosed assets included in Other assets on our Consolidated Balance Sheet. Property obtained in satisfaction of a loan is initially recorded at estimated fair value less cost to sell. Based upon the estimated fair value less cost to sell, the recorded investment of the loan is adjusted and, typically, a charge-off/recovery is recognized to the ALLL. We estimate fair values primarily based on appraisals, or sales agreements with third parties. Subsequently, foreclosed assets are valued at the lower of the amount recorded at acquisition date or estimated fair value less cost to sell. Valuation adjustments on these assets and gains or losses realized from disposition of such property are reflected in Other noninterest expense.
For certain mortgage loans that have a government agency guarantee, we establish a separate other receivable upon foreclosure. The receivable is measured based on the loan balance (inclusive of principal and interest) that is expected to be recovered from the guarantor.
Allowance for Loan and Lease Losses
We maintain the ALLL at a level that we believe to be appropriate to absorb estimated probable credit losses incurred in the loan and lease portfolios as of the balance sheet date. Our determination of the allowance is based on periodic evaluations of these loan and lease portfolios and other relevant factors. This critical estimate includes significant use of our own historical data and complex methods to interpret this data. These evaluations are inherently subjective, as they require material estimates and may be susceptible to significant change, and include, among others:

•	Probability of default (PD);

•	Loss given default (LGD);

•	Exposure at default (EAD);

•	Movement through delinquency stages;

•	Amounts and timing of expected future cash flows;

•	Value of collateral; and

•	Qualitative factors, such as changes in current economic conditions, that may not be reflected in modeled results.

For all loans, except purchased impaired loans, the ALLL is the sum of three components: (i) asset specific/individual impaired reserves, (ii) quantitative (formulaic or pooled) reserves and (iii) qualitative (judgmental) reserves.
The reserve calculation and determination process is dependent on the use of key assumptions. Key reserve assumptions and estimation processes react to and are influenced by observed changes in loan portfolio performance experience, the financial strength of the borrowers, and economic conditions. Key reserve assumptions are periodically updated.
See Note 5 Allowance for Loan and Lease Losses for additional detail on our ALLL.
Asset Specific/Individual Component
Nonperforming loans that are considered impaired under ASC 310 – Receivables, which include all commercial and consumer TDRs, are evaluated for a specific reserve. Specific reserve allocations are determined as follows:

•
For commercial nonperforming loans and commercial TDRs greater than or equal to a defined dollar threshold, specific reserves are based on an analysis of the present value of the loan’s expected future cash flows, the loan’s observable market price or the fair value of the collateral.

•
For commercial nonperforming loans and commercial TDRs below the defined dollar threshold, the individual loan’s LGD percentage is multiplied by the loan balance and the results are aggregated for purposes of measuring specific reserve impairment.

•
Consumer nonperforming loans are collectively reserved for unless classified as consumer TDRs. For consumer TDRs, specific reserves are determined through an analysis of the present value of the loan’s expected future cash flows, except for those instances where loans have been deemed collateral dependent, including loans where borrowers have been discharged from personal liability through Chapter 7 bankruptcy and have not formally reaffirmed their loan obligations to us. Once that determination has been made, those TDRs are charged down to the fair value of the collateral less costs to sell at each period end.

Commercial Lending Quantitative Component
The estimates of the quantitative component of ALLL for incurred losses within the commercial lending portfolio are determined through quantitative loss modeling utilizing PD, LGD and outstanding balance of the loan. Based upon borrower and transaction characteristics, we assign PDs and LGDs. Each of these parameters is determined based on internal historical data, supplemented with third party data and management judgment, as deemed necessary. PD is influenced by such factors as leverage, liquidity, industry, obligor financial structure, access to capital and cash flow. LGD is influenced by collateral type, original and/or updated loan-to-value ratio (LTV), facility structure and other factors.
Consumer Lending Quantitative Component
Quantitative estimates within the consumer lending portfolio segment are calculated primarily using transition matrices, including using a roll-rate model. The roll-rate model uses statistical relationships, calculated from historical data that estimate the movement of loan outstandings through the various stages of delinquency and ultimately charge-off over our loss emergence period.
Qualitative Component
While our reserve methodologies strive to reflect all relevant risk factors, there continues to be uncertainty associated with, but not limited to, potential imprecision in the estimation process due to the inherent time lag of obtaining information and normal variations between estimates and actual outcomes. We may adjust our reserve for such risks. The ALLL also includes factors that may not be directly measured in the determination of specific or pooled reserves. Such qualitative factors may include:

•	Industry concentrations and conditions;

•	Changes in market conditions;

•	Recent credit quality trends;

•	Recent loss experience in particular portfolios, including specific and unique events;

•	Recent macro-economic factors;

•	Model imprecision;

•	Changes in lending policies and procedures;

•	Timing of available information, including the performance of first lien positions; and

•	Limitations of available historical data.

Allowance for Purchased Non-Impaired Loans
ALLL for purchased non-impaired loans is determined based upon a comparison between the methodologies described above and the remaining acquisition date fair value discount, if any, that has yet to be accreted into interest income. After making the comparison, an ALLL is recorded for the amount greater than the discount, or no ALLL is recorded if the discount is greater.
Allowance for Purchased Impaired Loans
ALLL for purchased impaired loans is determined in accordance with ASC 310-30 by comparing the net present value of management’s best estimate of cash flows expected to be collected over the life of the pool of loans to the recorded investment for a given pool of loans. In cases where the net present value of expected cash flows is lower than the recorded investment, ALLL is established.
Allowance for Unfunded Loan Commitments and Letters of Credit
We maintain the allowance for unfunded loan commitments and letters of credit at a level we believe is appropriate to absorb estimated probable credit losses incurred on these unfunded credit facilities as of the balance sheet date. We determine the allowance based on periodic evaluations of the unfunded credit facilities, including an assessment of the probability of commitment usage, credit risk factors, and, solely for commercial lending, the terms and expiration dates of the unfunded credit facilities. Other than the estimation of the probability of funding, the reserve for unfunded loan commitments is estimated in a manner similar to the methodology used for determining reserves for funded exposures. The allowance for unfunded loan commitments and letters of credit is recorded as a liability on the Consolidated Balance Sheet. Net adjustments to the allowance for unfunded loan commitments and letters of credit are included in the provision for credit losses.
Mortgage Servicing Rights
We provide servicing under various loan servicing contracts for commercial and residential loans. These contracts are either purchased in the open market or retained as part of a loan securitization or loan sale. All acquired or originated servicing rights are measured at fair value. Fair value is based on the present value of the expected future net cash flows, including assumptions as to:

•	Deposit balances and interest rates for escrow and commercial reserve earnings;

•	Discount rates;

•	Estimated prepayment speeds; and

•	Estimated servicing costs.
We measure commercial and residential MSRs at fair value in order to reduce any potential measurement mismatch between our economic hedges and the MSRs. We manage the risk by hedging the fair value of MSRs with derivatives and securities which are expected to increase in value when the value of the servicing right declines. Changes in the fair value of MSRs are recognized as gains/(losses). The fair value of these servicing rights is estimated by using a discounted cash flow valuation model which calculates the present value of estimated future net servicing cash flows, taking into consideration actual and expected mortgage loan prepayment rates, discount rates, servicing costs, and other factors which are determined based on current market conditions.
Fair Value of Financial Instruments
The fair value of financial instruments and the methods and assumptions used in estimating fair value amounts and financial assets and liabilities for which fair value was elected are detailed in Note 7 Fair Value.
Goodwill
Goodwill arising from business acquisitions represents the value attributable to unidentifiable intangible elements in the business acquired. At least annually, in the fourth quarter, or more frequently if events occur or circumstances have changed significantly from the annual test date, management performs our goodwill impairment test at a reporting unit level.
If, after considering all relevant events and circumstances, PNC determines it is not more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, then performing a quantitative impairment test is not necessary. If PNC elects to bypass the qualitative analysis, or concludes via qualitative analysis that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, a two-step goodwill impairment test is performed. In the first step, inputs are generated and used in calculating the fair value of the reporting unit, which is compared to its carrying amount. The fair value of our reporting units is determined by using discounted cash flows and/or market comparability methodologies. If the fair value is greater than the carrying amount, then the reporting unit's goodwill is deemed not to be impaired. If the fair value is less than the carrying amount, then the second step is performed. In the second step, the implied fair value of reporting unit goodwill, which is determined as if the reporting unit had been acquired in a business combination, would be compared to the carrying amount of that goodwill. If the carrying amount of goodwill exceeds the implied fair value of goodwill, the difference is recognized as an impairment loss.

Depreciation and Amortization
For financial reporting purposes, we depreciate premises and equipment, net of salvage value, principally using the straight-line method over their estimated useful lives.
We use estimated useful lives for furniture and equipment ranging from one to 10 years, and depreciate buildings over an estimated useful life of up to 40 years. We amortize leasehold improvements over their estimated useful lives of up to 15 years or the respective lease terms, whichever is shorter.
We purchase, as well as internally develop and customize, certain software to enhance or perform internal business functions. Software development costs incurred in the planning and post-development project stages are charged to Noninterest expense. Costs associated with designing software configuration and interfaces, installation, coding programs and testing systems are capitalized and amortized using the straight-line method over periods ranging from one to 10 years.
We review the remaining useful lives and carrying values of premises and equipment to determine whether an event has occurred that would indicate a change in useful life is warranted or if any impairment exists.
Other Comprehensive Income
Other comprehensive income, on an after-tax basis, primarily consists of unrealized gains or losses, excluding OTTI attributable to credit deterioration, on investment securities classified as available for sale, unrealized gains or losses on derivatives designated as cash flow hedges, and changes in pension and other postretirement benefit plan liability adjustments. Details of each component are included in Note 17 Other Comprehensive Income.
Treasury Stock
We record common stock purchased for treasury at cost. At the date of subsequent reissue, the treasury stock account is reduced by the cost of such stock on the first-in, first-out basis.
Derivative Instruments and Hedging Activities
We use a variety of financial derivatives to both mitigate exposure to market (primarily interest rate) and credit risks inherent in our business activities, as well as to facilitate customer risk management activities. We manage these risks as part of our asset and liability management process and through credit policies and procedures.
We recognize all derivative instruments at fair value as either Other assets or Other liabilities on the Consolidated Balance Sheet and the related cash flows in the Operating Activities section of the Consolidated Statement of Cash Flows. Adjustments for counterparty credit risk are included in the determination of fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a cash flow or net investment hedging relationship. For all other derivatives, changes in fair value are recognized in earnings.
We utilize a net presentation for derivative instruments on the Consolidated Balance Sheet taking into consideration the effects of legally enforceable master netting agreements. Cash collateral exchanged with counterparties is also netted against the applicable derivative exposures by offsetting obligations to return, or general rights to reclaim, cash collateral against the fair values of the net derivatives being collateralized.
For those derivative instruments that are designated and qualify as accounting hedges, we designate the hedging instrument, based on the exposure being hedged, as a fair value hedge, a cash flow hedge or a hedge of the net investment in a foreign operation.
We formally document the relationship between the hedging instruments and hedged items, as well as the risk management objective and strategy, before undertaking an accounting hedge. To qualify for hedge accounting, the derivatives and related hedged items must be designated as a hedge at inception of the hedge relationship. In addition, a derivative must be highly effective at reducing the risk associated with the exposure being hedged. For accounting hedge relationships, we formally assess, both at the inception of the hedge and on an ongoing basis, if the derivatives are highly effective in offsetting designated changes in the fair value or cash flows of the hedged item. If it is determined that the derivative instrument is not highly effective, hedge accounting is discontinued. We assess effectiveness using statistical regression analysis. Where the critical terms of the derivative and hedged item match, effectiveness may be assessed qualitatively.
For derivatives that are designated as fair value hedges (i.e., hedging the exposure to changes in the fair value of an asset or a liability attributable to a particular risk, such as changes in LIBOR), changes in the fair value of the hedging instrument are recognized in earnings and offset by also recognizing in earnings the changes in the fair value of the hedged item attributable to the hedged risk. To the extent the change in fair value of the derivative does not offset the change in fair value of the hedged item, the difference is reflected in the Consolidated Income Statement in the same income statement line as the hedged item.
For derivatives designated as cash flow hedges (i.e., hedging the exposure to variability in expected future cash flows), the gain or loss on derivatives is reported as a component of AOCI and subsequently reclassified to income in the same period or periods during which the hedged cash flows affect earnings and recorded in the same income statement line item as the hedged cash flows. For derivatives designated as a hedge of net investment in a foreign operation, the gain or loss on the derivatives is reported as a component of AOCI.
We discontinue hedge accounting when it is determined that the derivative no longer qualifies as an effective hedge; the derivative expires or is sold, terminated or exercised; or the derivative is de-designated as a fair value or cash flow hedge or, for a cash flow hedge, it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period.
We purchase or originate financial instruments that contain an embedded derivative. For financial instruments not measured at fair value with changes in fair value reported in earnings, we assess, at inception of the transaction, if the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the host contract, and whether a separate instrument with the same terms as the embedded derivative would be a derivative. If the embedded derivative is not clearly and closely related to the host contract and meets the definition of a derivative, the embedded derivative is recorded separately from the host contract with changes in fair value recorded in earnings, unless we elect to account for the hybrid instrument at fair value.
We have elected, on an instrument-by-instrument basis, fair value measurement for certain financial instruments with embedded derivatives.

We enter into commitments to originate residential and commercial mortgage loans for sale. We also enter into commitments to purchase or sell commercial and residential real estate loans. These commitments are accounted for as free-standing derivatives which are recorded at fair value in Other assets or Other liabilities on the Consolidated Balance Sheet. Any gain or loss from the change in fair value after the inception of the commitment is recognized in Noninterest income.
Income Taxes
We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that we expect will apply at the time when we believe the differences will reverse. Changes in tax rates and tax law are accounted for in the period of enactment. Thus, at the enactment date, deferred taxes are remeasured and the change is recognized in Income Tax expense. The recognition of deferred tax assets requires an assessment to determine the realization of such assets. Realization refers to the incremental benefit achieved through the reduction in future taxes payable or refunds receivable from the deferred tax assets, assuming that the underlying deductible differences and carryforwards are the last items to enter into the determination of future taxable income. We establish a valuation allowance for tax assets when it is more likely than not that they will not be realized, based upon all available positive and negative evidence.
We use the deferral method of accounting on investments that generate investment tax credits. Under this method, the investment tax credits are recognized as a reduction to the related asset.
Earnings Per Common Share
Basic earnings per common share is calculated using the two-class method to determine income attributable to common shareholders. Unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are considered participating securities under the two-class method. Distributed dividends and dividend equivalents related to participating securities and an allocation of undistributed net income to participating securities reduce the amount of income attributable to common shareholders. Income attributable to common shareholders is then divided by the weighted-average common shares outstanding for the period.
Diluted earnings per common share is calculated under the more dilutive of either the treasury method or the two-class method. For the diluted calculation, we increase the weighted-average number of shares of common stock outstanding by the assumed conversion of outstanding convertible preferred stock from the beginning of the year or date of issuance, if later, and the number of shares of common stock that would be issued assuming the exercise of stock options and warrants and the issuance of incentive shares using the treasury stock method. These adjustments to the weighted-average number of shares of common stock outstanding are made only when such adjustments will dilute earnings per common share. See Note 15 Earnings Per Share for additional information.

Recently Adopted Accounting Standards

Accounting Standards Update (ASU)	Description	Financial Statement Impact
Leases - ASU 2016-02 Issued February 2016
• Requires lessees to recognize a right-of-use asset and related lease liability for all leases with lease terms of more than 12 months.
• Recognition, measurement and presentation of expenses and cash flows arising from a lease by a lessee will depend on its classification as a finance or operating lease.
• Targeted changes have been made to the lessor accounting model to align the guidance with the new lessee model and revenue recognition guidance.
• Permits option to adopt using a modified retrospective approach through a cumulative-effect adjustment to retained earnings at adoption.

• Adopted January 1, 2019 under the modified retrospective approach.
• Amended presentation and disclosures are made prospectively. Refer to the lease disclosures in this Note 1 and Note 25 Leases for additional information.
• The impact of adoption was immaterial to PNC's consolidated income statement.
• The impact of adoption of the changes to the lessor accounting model did not have a material impact on our financial statements.

Accounting Standards Update (ASU)	Description	Financial Statement Impact
Credit Losses - ASU 2016-13

Issued June 2016

Codification Improvements - ASU 2019-04

Various improvements related to Credit Losses (Topics 1, 2 and 5)

Issued April 2019

Targeted Transition
Relief - Credit Losses - ASU 2019-05

Issued May 2019

Codification Improvements - ASU 2019-11

Issued November 2019

• Required effective date of January 1, 2020.
• Commonly referred to as the Current Expected Credit Losses (CECL) standard.
• Replaces measurement, recognition and disclosure guidance for credit related reserves (i.e., ALLL and the allowance for unfunded loan commitments and letters of credit) and OTTI for debt securities.
• Requires the use of an expected credit loss methodology; specifically, current expected credit losses for the remaining life of the asset will be recognized starting from the time of origination or acquisition.
• Methodology applies to loans, net investment in leases, debt securities and certain financial assets not accounted for at fair value through net income. It will also apply to off-balance sheet credit exposures except for unconditionally cancellable commitments.
• In-scope assets will be presented at the net amount expected to be collected after the deduction or addition of the allowance for credit losses (ACL) from the amortized cost basis of the assets.
• Requires inclusion of expected recoveries of previously charged-off amounts for in-scope assets.
• Requires enhanced credit quality disclosures including disaggregation of credit quality indicators by vintage.
• Requires a modified retrospective approach through a cumulative-effect adjustment to retained earnings at adoption.

Subsequent event
• We adopted the CECL standard on January 1, 2020.
• Based on current and forecasted economic conditions and portfolio balances as of January 1, 2020, the adoption of the CECL standard resulted in an ACL of $3.7 billion. See Table 34 for details of the ACL composition and a summary of the impact of adoption. The overall change in total reserves at December 31, 2019 was primarily due to the move to a life of loan reserve estimate as well as methodology changes required under CECL.
• Our ACL estimate uses various models and estimation techniques based on our historical loss experience, current borrower characteristics, current conditions, reasonable and supportable forecasts and other relevant factors. Expected losses in our reasonable and supportable forecast period of three years are estimated using four macroeconomic scenarios and their estimated probabilities. These scenarios are produced by our economics team using a combination of structural models and expert judgment and are designed to reflect a range of plausible economic conditions and emerging business cycles over the next three years. After the end of the reasonable and supportable forecast period, expected losses are reverted to historical average losses, using a reversion period where applicable.
• ACL also includes identified qualitative factors related to idiosyncratic risk factors, changes in current economic conditions that may not be reflected in quantitatively derived results, and other relevant factors to ensure the ACL reflects our best estimate of current expected credit losses.
• We expect that our CECL estimate will be sensitive to various factors, including, but not limited to, the following major factors:
- Current economic conditions and borrower quality: Our forecast of expected losses depends on conditions and portfolio quality as of the estimation date. As current conditions evolve, forecasted losses could be materially affected.
- Scenario weights and design: Our loss estimates are sensitive to the shape and severity of macroeconomic forecasts and thus vary significantly between upside and downside scenarios. Changes to probability weights assigned to these scenarios and timing of peak business cycles reflected by the scenarios could materially affect our loss estimates.
- Portfolio volume and mix: Changes to the volume and mix in our portfolios could materially affect our estimates, as CECL reserves would be recognized at origination or acquisition.
• We implemented the CECL standard using the modified retrospective approach, and did not elect to maintain purchased credit impaired accounting upon adoption. We elected the one-time fair value option election for some of our purchased credit impaired loans and nonperforming assets.

Accounting Standards Update (ASU)	Description	Financial Statement Impact
Codification Improvements - ASU 2019-04 Topic 3: Codification Improvements to ASU 2017-12 and Other Hedging Items Issued April 2019
• Required effective date of January 1, 2020.
• Targeted improvements related to:
     - Partial-term fair value hedges of interest rate risk
     - Amortization of fair value hedge basis adjustments
     - Disclosure of fair value hedge basis adjustments
     - Consideration of the hedged contractually specified interest rate under the hypothetical derivative method
     - Application of a first-payments-received cash flow hedging technique to overall cash flows on a group of variable interest payments
     - Update to transition guidance for ASU 2017-12
• This ASU permits a one-time transfer out of held to maturity securities to provide entities the opportunity to hedge fixed rate, prepayable securities under a last of layer hedging strategy (although an entity is not required to hedge such securities subsequent to transfer).

Subsequent event
• We adopted this standard on January 1, 2020.
• As permitted by the eligibility requirements in this guidance, at adoption we elected to transfer debt securities with an amortized cost of $16.2 billion (fair value of $16.5 billion) from held to maturity to the available for sale portfolio. The transfer resulted in a pretax increase to AOCI of $306 million. There were no other impacts to PNC's consolidated financial statements from the adoption of this guidance.

Table 33: Impact of the CECL Standard Adoption

	ALLL (a)		ACL (a)
In millions	December 31, 2019	Transition Adjustment	January 1, 2020
Allowance (a)
Loans and leases
Commercial lending	$1,812	$(304)	$1,508
Consumer lending	930	767	1,697
Total loans and leases allowance	2,742	463	3,205
Off-balance sheet credit exposures (b)	318	179	497
Other	—	19	19
Total allowance	$3,060	$661	$3,721

In millions	December 31, 2019	Transition Adjustment	January 1, 2020
Impact to retained earnings (c)	$42,215	$(671)	$41,544
(a) Amounts at December 31, 2019 represent the ALLL and the allowance for unfunded loan commitments and letters of credit. The amounts at January 1, 2020 represent the ACL.
(b) Off-balance sheet credit exposures are primarily unfunded loan commitments and letters of credit.
(c) Transition adjustment includes the increase in the total allowance of $.7 billion and the impact of the fair value option election of $.2 billion, offset by the tax impact of $.2 billion.